VESSELS, RIGS, AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of movements of vessels and equipment
Movements in the six months ended June 30, 2023 are summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels, Rigs and Equipment, net
Balance as of December 31, 2022	3,345,233	(698,844)	2,646,389
Depreciation	—	(81,674)	(81,674)
Vessel disposals	(126,547)	38,813	(87,734)
Capital improvements	120,242	—	120,242
Impairment loss	(40,714)	33,325	(7,389)
Balance as of June 30, 2023	3,298,214	(708,380)	2,589,834